Schedule of Bank Borrowings (Details) (Parenthetical) ¥ in Millions, $ in Millions																																1 Months Ended	12 Months Ended
	Jun. 24, 2026 CNY (¥)	Jun. 03, 2026 CNY (¥)	May 29, 2026 CNY (¥)	May 28, 2026 CNY (¥)	May 27, 2026 CNY (¥)	May 25, 2026 CNY (¥)	Apr. 30, 2026 CNY (¥)	Apr. 28, 2026 CNY (¥)	Apr. 22, 2026 CNY (¥)	Apr. 16, 2026 CNY (¥)	Mar. 30, 2026 CNY (¥)	Mar. 26, 2026 CNY (¥)	Mar. 24, 2026 CNY (¥)	Mar. 13, 2026 CNY (¥)	Dec. 29, 2025 CNY (¥)	Dec. 08, 2025 CNY (¥)	Dec. 03, 2025 CNY (¥)	Nov. 28, 2025 CNY (¥)	Nov. 03, 2025 CNY (¥)	Oct. 22, 2025 CNY (¥)	Oct. 14, 2025 CNY (¥)	Jun. 30, 2025 CNY (¥)	Jun. 27, 2025 CNY (¥)	Jun. 10, 2025 CNY (¥)	Jun. 03, 2025 CNY (¥)	May 30, 2025	May 08, 2025 CNY (¥)	Jan. 14, 2025 CNY (¥)	Dec. 25, 2024 CNY (¥)	Nov. 06, 2024 CNY (¥)	Jun. 20, 2024 CNY (¥)	Oct. 31, 2020 CNY (¥)	May 30, 2026 CNY (¥)	Jun. 30, 2026 CNY (¥)	Mar. 30, 2026 USD ($)	May 08, 2025 USD ($)
Short-Term Debt [Line Items]
Principal amount	¥ 5.0					¥ 5.0					¥ 15.0				¥ 10.0	¥ 5.0		¥ 5.0			¥ 10.0	¥ 10.0	¥ 5.0				¥ 20.0					¥ 65.0
Credit facility expire date	Jun. 23, 2027					May 24, 2027					Mar. 29, 2027				Dec. 20, 2026	Aug. 24, 2026		Aug. 26, 2026			Jun. 26, 2026	Jun. 28, 2026	Jun. 26, 2026				May 08, 2027
Credit facility drew down value			¥ 5.0		¥ 5.0		¥ 10.0			¥ 9.9		¥ 4.0	¥ 9.3	¥ 5.0	¥ 0.7	¥ 5.0		¥ 5.0		¥ 5.0		¥ 10.0			¥ 5.0
Loan repaid		¥ 0.2						¥ 10.0	¥ 0.2								¥ 0.2
Deposit pledge | $																																			$ 2.4	$ 3.0
Long term debt																																		¥ 4.6
Short term debt																																		¥ 4.8
Credit facility initiation date	Oct. 01, 2026
Revolving Credit Facility [Member]
Short-Term Debt [Line Items]
Credit facility expire date																										May 29, 2026
Industrial And Commercial Bank Of China [Member]
Short-Term Debt [Line Items]
Principal amount	¥ 5.0
Credit facility expire date	Mar. 06, 2027
China Minsheng Bank One [Member]
Short-Term Debt [Line Items]
Principal amount																														¥ 30.0
Credit facility expire date																														Nov. 05, 2025
Credit facility drew down value																			¥ 9.9									¥ 9.9
Bank of Beijing One [Member]
Short-Term Debt [Line Items]
Principal amount																								¥ 10.0					¥ 20.0		¥ 50.0
Credit facility expire date																								Jun. 05, 2026							Jun. 19, 2026
Credit facility drew down value																															¥ 10.0
Industrial Bank Two [Member]
Short-Term Debt [Line Items]
Principal amount																																	¥ 5.0
Cheche Insurance [Member]
Short-Term Debt [Line Items]
Loan repaid				¥ 5.0
Baodafang and Cheche Insurance [Member]
Short-Term Debt [Line Items]
Loan repaid	¥ 10.0
Beijing Cheche and Cheche Insurance [Member]
Short-Term Debt [Line Items]
Loan repaid	¥ 5.0